Property, Plant and Equipment, Net - Assets Under Construction (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment Temporarily Idle	$ 3,358	$ 2,033
Development & Production Upstream Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment Temporarily Idle	2,415	1,807
Refining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment Temporarily Idle	$ 943	$ 226